Other Provisions (Details) - CLP ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Other current provisions	$ 2,656,140	$ 2,544,973
Non-current provisions	379,958	451,079
Litigation [member]
Statement [Line Items]
Other current provisions	253,757	244,630
Non-current provisions	242,545	331,957
Others [member]
Statement [Line Items]
Other current provisions	2,402,383	2,300,343
Non-current provisions	$ 137,413	$ 119,122